Document and Entity Information	Mar. 21, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	SEACHANGE INTERNATIONAL INC
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001019671
Document Type	8-K
Document Period End Date	Mar. 21, 2021
Entity File Number	001-38828
Entity Tax Identification Number	04-3197974
Entity Address, Address Line One	500 Totten Pond Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(978)
Local Phone Number	897-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	SEAC
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Participating Preferred Stock Purchase Rights
Trading Symbol	SEAC
Security Exchange Name	NASDAQ